Commitments and Contingencies - Minimum and Contingent Rental Expense under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Operating leases
Minimum rental expense	$ 52,750	$ 51,665	$ 48,801
Contingent rental expense	3,318	1,456	900
Total operating leases	$ 56,068	$ 53,121	$ 49,701